Warrant Liability - Summary of Revaluation of Share Purchase Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount	$ 30	$ 595
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount		305
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount		$ 290
Warrants Issued through Rye Patch Acquisition
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount	$ 30